Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenues [Abstract]
REVENUES
3. REVENUES
General
Our revenues are generally recognized pursuant to tariffs approved by the PUCT or authorized by statute. The majority of revenues are related to providing electric delivery service to consumers. Tariff rates are designed to recover the cost of providing electric delivery service to customers including a reasonable rate of return on invested capital. As the volumes delivered can be directly measured, our billed revenues are recognized when the underlying service has been provided. We recognize revenue for the amounts that have been invoiced or that we have the right to invoice. The majority of our revenues are derived from contracts with customers and recognized in accordance with ASC 606. Other regulated revenues resulting from certain regulatory arrangements based on statutory recovery mechanisms between the utility and the applicable regulators are recognized in accordance with ASC 980, including SRP revenues, UTM revenues and alternative revenue program revenues discussed below.
Reconcilable Tariffs
The PUCT has designated certain tariffs (primarily TCRF, EECRF, rate case expense riders and mobile generation riders) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities. Accordingly, at prescribed intervals, future tariffs are adjusted to either collect regulatory assets or refund regulatory liabilities.
Other Regulated Revenues
SRP Revenues
SRP revenues are recognized for the recoverable SRP distribution-related operation and maintenance expenses, depreciation expenses, carrying costs on unrecovered balances and related taxes that are eligible for future rate recovery. See Note 2 for additional information regarding the SRP.
UTM Revenues
UTM revenues are recognized for the recoverable costs related to transmission and distribution capital investments placed into service after December 31, 2024, including depreciation expenses, carrying costs on unrecovered balances and related taxes that are eligible for future rate recovery. See Note 2 for additional information regarding the UTM.
Alternative Revenue Program Revenues
The PUCT has implemented an incentive program allowing us to earn energy efficiency program performance bonuses by exceeding PURA-mandated energy efficiency program targets. This incentive program and the related performance bonus revenues are considered an alternative revenue program revenue under ASC 980. Annual performance bonuses are generally recognized as revenue when approved by the PUCT, typically in the third or fourth quarter each year. No revenue related to an alternative revenue program was recorded during the nine months ended September 30, 2025 and 2024.

Disaggregation of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Operating revenues
Revenues contributing to earnings:
Revenues from contracts with customers
Distribution base revenues
Residential (a)	$508	$479	$1,270	$1,166
Large commercial & industrial (b)	375	343	1,042	960
Other (c)	34	34	96	93

Total distribution base revenues	917	856	2,408	2,219

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	279	262	812	787
Billed to REPs serving Oncor distribution customers, through TCRF	155	143	450	431

Total TCOS revenues	434	405	1,262	1,218

Other miscellaneous revenues	24	27	72	73

Total revenues from contracts with customers	1,375	1,288	3,742	3,510

Other regulated revenues
SRP revenues	41	—	111	—
UTM revenues (d)	36	—	55	—

Total other regulated revenues	77	—	166	—

Total revenues contributing to earnings	1,452	1,288	3,908	3,510

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	374	351	1,094	1,053
EECRF and other revenues	19	21	45	47

Total revenues collected for pass-through expenses	393	372	1,139	1,100

Total operating revenues	$1,845	$1,660	$5,047	$4,610

(a)	Distribution base revenues from residential customers are generally based on actual monthly consumption (kWh).
(b)
Depending on size and annual load factor, distribution base revenues from large commercial & industrial customers are generally based either on actual monthly demand (kilowatts) or the greater of actual monthly demand (kilowatts) or 80% of peak monthly demand during the prior eleven months.

(c)
Includes distribution base revenues from small business customers whose billing is generally based on actual monthly consumption (kWh), lighting sites and other miscellaneous distribution base revenues.

(d)
Includes revenues recognized for recoverable costs, associated with UTM eligible transmission and distribution capital investments put into service after December 31, 2024, including depreciation expenses, carrying costs on unrecovered balances and related taxes.

Customers
At September 30, 2025, our distribution business customers primarily consisted of over 100 REPs that sell electricity we distribute to end-use
consumers in our certificated service area. The majority of consumers of the electricity we deliver through our distribution business are free to choose their electricity supplier from REPs who compete for their business. Our wholesale transmission revenues are collected from load serving entities benefitting from our transmission system. Our transmission business customers consist of municipally-owned utilities, electric cooperatives and other distribution companies. Revenues from REP subsidiaries of our two largest customers collectively represented 27% and 23%, respectively, of our total operating revenues for the three months ended September 30, 2025, and 25% and 22%, respectively, of our total operating revenues for the nine months ended September 30, 2025. No other customer represented more than 10% of our total operating revenues during such periods.

Variability
Our revenues and cash flows are subject to seasonality, timing of customer billings, weather conditions and other electricity usage drivers, with revenues typically highest in the summer season. Payment of customer billings is due 35 days after invoicing. Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are recoverable as a regulatory asset.
Pass-through Expenses
Revenues equal to expenses that are allowed to be passed through to customers (primarily third-party wholesale transmission service and energy efficiency program costs) are recognized at the time the expense is recognized. Franchise taxes are assessed by local governmental bodies, based on kWh delivered and are not a “pass-through” item. The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers; therefore, franchise taxes are reported as a principal component of “taxes other than amounts related to income taxes” instead of a reduction to “revenues” in the income statement.

3. REVENUES
General
Our revenue is billed monthly under tariffs approved by the PUCT and the majority of revenues are related to providing electric delivery service to consumers. Tariff rates are designed to recover the cost of providing electric delivery service to customers including a reasonable rate of return on invested capital. As the volumes delivered can be directly measured, our revenues are recognized when the underlying service has been provided as prescribed by the related tariff. We recognize revenue for the amounts that have been invoiced or that we have the right to invoice. Substantially all of our revenues are from contracts with customers except for alternative revenue program revenues discussed below.
Reconcilable Tariffs
The PUCT has designated certain tariffs (primarily TCRF, EECRF, rate case expense riders and mobile generation riders) as reconcilable, which means the differences between amounts billed under these tariffs and the related incurred costs are deferred as either regulatory assets or regulatory liabilities. Accordingly, at prescribed intervals, future tariffs are adjusted to either collect regulatory assets or refund regulatory liabilities.
Alternative Revenue Program
The PUCT has implemented an incentive program allowing us to earn energy efficiency program performance bonuses by exceeding PURA-mandated energy efficiency program targets. This incentive program and the related performance bonus revenues are considered an “alternative revenue program” under GAAP. Annual performance bonuses are recognized as revenue when approved by the PUCT, typically in the third or fourth quarter each year. The PUCT approved annual energy efficiency program performance bonuses of $17 million and $21 million in 2024 and 2023, respectively, that we recognized in other miscellaneous revenues.
Disaggregation of Revenues
The following table reflects electric delivery revenues disaggregated by tariff:

	Years Ended December 31,
	2024	2023	2022
Operating revenues
Revenues contributing to earnings:
Distribution base revenues
Residential (a)	$1,477	$1,334	$1,215
Large commercial & industrial (b)	1,283	1,162	1,074
Other (c)	126	132	158

Total distribution base revenues	2,886	2,628	2,447

Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	1,050	959	944
Billed to REPs serving Oncor distribution customers, through TCRF	574	539	528

Total TCOS revenues	1,624	1,498	1,472
Other miscellaneous revenues	112	109	112

Total revenues contributing to earnings	4,622	4,235	4,031

Revenues collected for pass-through expenses:
TCRF – third-party wholesale transmission service	1,394	1,291	1,162
EECRF and other revenues	66	60	50

Total revenues collected for pass-through expenses	1,460	1,351	1,212

Total operating revenues	$6,082	$5,586	$5,243

(a)	Distribution base revenues from residential customers are generally based on actual monthly consumption (kWh).
(b)
Depending on size and annual load factor, distribution base revenues from large commercial & industrial customers are generally based either on actual monthly demand (kilowatts) or the greater of actual monthly demand (kilowatts) or 80% of peak monthly demand during the prior 11 months.

(c)
Includes distribution base revenues from small business customers whose billing is generally based on actual monthly consumption (kWh), lighting sites and other miscellaneous distribution base revenues.

Customers
At December 31, 2024, our distribution business customers primarily consisted of over 100 REPs that sell electricity we distribute to end-use
consumers in our certificated service area. The majority of consumers of the electricity we deliver through our distribution business are free to choose their electricity supplier from REPs who compete for their business. Our network transmission revenues are collected from load serving entities benefitting from our transmission system. Our transmission business customers consist of municipally-owned utilities, electric cooperatives and other distribution companies. Revenues from REP subsidiaries of our two largest customers, collectively represented 25% and 23%, respectively, of our total operating revenues for the year ended December 31, 2024, 25% and 23%, respectively, of our total operating revenues for the year ended December 31, 2023 and 26% and 24%, respectively, of our total operating revenues for the year ended December 31, 2022. No other customer represented more than 10% of our total operating revenues during such periods.
Variability
Our revenues and cash flows are subject to seasonality, timing of customer billings, weather conditions and other electricity usage drivers, with revenues being highest in the summer season. Payment of customer billings is due 35 days after invoicing. Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by REPs are recoverable as a regulatory asset.
Pass-through Expenses
Revenue equal to expenses that are allowed to be passed-through to customers (primarily third-party wholesale transmission service and energy efficiency program costs) are recognized at the time the expense is recognized. Franchise taxes are assessed by local governmental bodies, based on kWh delivered and are not a “pass-through” item. The rates we charge customers are intended to recover the franchise taxes, but we are not acting as an agent to collect the taxes from customers; therefore, franchise taxes are reported as a principal component of “taxes other than amounts related to income taxes” instead of a reduction to “revenues” in the income statement.